Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies [Abstract]
Schedule of Operating Lease Related Assets and Liabilities

The table below presents the operating lease related assets and liabilities recorded on the balance sheet.

	December 31, 2024	December 31, 2023
Rights of use lease assets	$89,020	$796,653

Operating lease liabilities, current	33,685	236,294
Operating lease liabilities, noncurrent	23,832	571,862
Total operating lease liabilities	$57,517	$808,156

Schedule of Maturities of Lease Liabilities

The following is a schedule, by years, of maturities of lease liabilities as of December 31, 2024:

2025	$53,597
2026	5,817
Total lease payments	59,414
Less: imputed interest	(1,897)
Present value of lease liabilities	$57,517